EARNINGS PER ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Schedule of earnings per share

	2021	2020	2019
	$ million	$ million	$ million
Earnings
Attributable profit for the year	524	448	600
Adjusted attributable profit (see below)	710	564	893

Attributable profit is reconciled to adjusted attributable profit as follows:

		2021	2020	2019
	Notes	$ million	$ million	$ million
Attributable profit for the year		524	448	600
Acquisition and disposal related items[1]		(73)	4	34
Restructuring and rationalisation costs	3	113	124	134
Amortisation and impairment of acquisition intangibles[2]	9	172	171	143
Legal and other[3]		59	91	50
UK tax litigation	5	–	(142)	–
Taxation on excluded items	5	(85)	(132)	(68)
Adjusted attributable profit		710	564	893

1

Acquisition and disposal related items includes a $7m charge within operating profit (2020: $4m charge, 2019: $32m charge) and a $5m credit within share of result of associates (2020: $nil, 2019: $2m charge) and a $75m gain on disposal of interest in associate (2020: nil, 2019: nil)). See details in Note 11.

2	In 2021 amortisation and impairment of acquisition intangibles includes a $172m charge within operating profit (2020: $171m charge within operating profit, 2019: $143m charge within operating profit).
3

Legal and other charge in 2021 includes $51m (2020: $89m charge, 2019: $45m charge) within operating profit (refer to Note 2.6) and a $8m charge (2020: $8m charge, 2019: $5m charge) within other finance costs for unwinding of the discount on the provision for known, anticipated and settled metal-on-metal hip claims globally. In 2020, other finance costs includes a credit of $6m for interest on a tax refund relating to the UK tax litigation case (see Note 5).

The numerators used for basic and diluted earnings per ordinary share are the same. The denominators used for all categories of earnings per ordinary share are as follows:

	2021	2020	2019
Number of shares (millions)
Basic weighted number of shares	877	875	874
Dilutive impact of share incentive schemes outstanding	1	2	3
Diluted weighted average number of shares	878	877	877

Earnings per ordinary share
Basic	59.8¢	51.3¢	68.6¢
Diluted	59.7¢	51.2¢	68.4¢
Adjusted:
Basic	80.9¢	64.6¢	102.2¢
Diluted	80.8¢	64.4¢	101.9¢